Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 104,000,000.00
Total Fee Amount	14,362.40
Total Offset Amount	0.00
Net Fee	$ 14,362.40
Offering Table N/A
Offset Table N/A	N/A